Other Current and Non-current Liabilities - Summary of Other Non-current Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Asset retirement obligations	[1]	$ 369	$ 327
Accruals for legal assessments and other responsibilities	[2]	27	30
Non-current liabilities for valuation of derivative instruments		53	46
Environmental liabilities	[3]	275	214
Other non-current liabilities and provisions	[4],[5]	273	308
Other non-current liabilities		$ 997	$ 925

[1]	Provisions for asset retirement include future estimated costs for demolition, cleaning and reforestation of production sites at the end of their operation, which are initially recognized against the related assets and are depreciated over their estimated useful life.
[2]	Provisions for legal claims and other responsibilities include items related to tax contingencies.
[3]	Environmental liabilities include future estimated costs arising from legal or constructive obligations, related to cleaning, reforestation and other remedial actions to remediate damage caused to the environment. The expected average period to settle these obligations is greater than 15 years.
[4]	As of December 31, 2020 and 2019, includes $12 and $31, respectively, of the non-current portion of taxes payable in Mexico.
[5]	As of December 31, 2020 and 2019, the balance includes deferred revenues of $42 and $50, respectively, that are amortized to the income statement as deliverables are fulfilled over the maturity of long-term clinker supply agreements.